Leasing Arrangements - Annual Lease Obligations (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Finance Leases
2023		$ 9
2024		7
2025		6
2026		7
2027		6
2028 and beyond		20
Total undiscounted fixed minimum lease cost payments		55
Less amount representing lease incentive receivables		0
Less: Amount representing interest		(17)
Present value of future lease payments		38
Less: Obligations classified as held for sale		0
Less: Current portion of lease obligation		(5)	$ (5)
Total long-term lease obligation		33	38
Operating Leases
2023		2,347
2024		2,360
2025		2,384
2026		2,409
2027		2,405
2028 and beyond		15,530
Total undiscounted fixed minimum lease cost payments		27,435
Less amount representing lease incentive receivables		(178)
Less: Amount representing interest		(10,693)
Present value of future lease payments		16,564
Less: Obligations classified as held for sale		(68)
Less: Current portion of lease obligation		(931)	(888)
Total long-term lease obligation		15,565	17,888
Total
2023		2,356
2024		2,367
2025		2,390
2026		2,416
2027		2,411
2028 and beyond		15,550
Total undiscounted fixed minimum lease cost payments		27,490
Less amount representing lease incentive receivables		(178)
Less: Amount representing interest		(10,710)
Total lease obligations		16,602
Less: Obligations classified as held for sale		(68)
Less: Current portion of lease obligation	[1]	(936)	(893)
Total non-current liabilities	[1]	$ 15,598	$ 17,926

[1]	See Note 27 for disclosure of related party amounts.